Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
8.	COMMITMENTS AND CONTINGENCIES
Taxes on Remote Sellers
The Company is subject to state laws or administrative practices with respect to the taxes on remote sellers. In accordance with ASC 450, Contingencies, the Company recorded $1.9 million and $1.8 million within sales tax payable on the Company’s balance sheets as of December 31, 2020 and June 30, 2021, respectively.
Operating Leases
The Company leases its office facilities and certain office equipment under non-cancelable
operating leases that expire on various dates through December 2029. During the three months ended June 30, 2020 and 2021, the Company recorded rent expense of $0.5 million and $0.5 million, respectively. During the six months ended June 30, 2020 and 2021, the Company recorded rent expense of $0.9 million and $0.9 million, respectively.
Future minimum lease payments under
non-cancelable
operating leases subsequent to June 30, 2021 are as follows (in thousands):

2021	$961
2022	1,963
2023	2,023
2024	2,093
2025	2,166
Thereafter	9,448

$18,654
Inventory Purchase Obligations
Inventory purchase obligations as of June 30, 2021 were $21.2 million. These inventory purchase obligations can be impacted by various factors, including the timing of issuing orders and the timing of the shipment of orders.
Legal Contingencies
Legal claims may arise from time to time in the normal course of business, the results of which may have a material effect on the Company’s accompanying financial statements. The Company currently has legal actions against it with respect to its litigation with Strategic Partners, Inc. The Company believes the claims are without basis or merit and intends to vigorously defend against such claims. Accordingly, an accrual for any potential liability has not been recorded.

10. COMMITMENTS AND CONTINGENCIES
Taxes on Remote Sellers
As discussed in Note 2, the Company is subject to state laws or administrative practices with respect to the taxes on remote sellers. In accordance with ASC 450, Contingencies, the Company recorded $1.6 million and $1.9 million within sales tax payable on the Company’s balance sheets as of December 31, 2019 and 2020, respectively, as an estimate of contingent sales tax payable.
Operating Leases
The Company leases its office facilities and certain office equipment under non-cancelable
operating leases that expire on various dates through December 2029. During the years ended December 31, 2019 and 2020, the Company recorded rent expense of $1.9 million and $1.8 million, respectively.
Future minimum lease payments under
non-cancelable
operating leases for the years succeeding December 31, 2020 are as follows (in thousands):

2021	$1,941
2022	1,963
2023	2,023
2024	2,093
2025	2,166
Thereafter	9,448

$19,634
Inventory Purchase Obligations
Inventory purchase obligations as of December 31, 2020 were approximately $33.8 million. These inventory purchase obligations can be impacted by various factors, including the timing of issuing orders and the timing of the shipment of orders.
Legal Contingencies
Legal claims may arise from time to time in the normal course of business, the results of which may have a material effect on the Company’s accompanying financial statements. The Company currently has legal actions against it with respect to its litigation with Strategic Partners, Inc. The Company believes the claims are without basis or merit, and intends to vigorously defend against such claims. Accordingly, an accrual for any potential liability has not been recorded.